Related party transactions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Cash ratio deposits	0.382%
Threshold eligible liabilities	£ 600.0
Main Pension Scheme
Related party transactions
Transfer of amount to reservoir trust to meet potential future contributions	471.0
Bank deposits held within entity	£ 36.2	£ 61.7
HM Treasury
Related party transactions
Proportion of ordinary shares in reporting entity held	37.97%